SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of assets and liabilities (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	$ 2,215,204	$ 1,278,926	$ 1,278,926	$ 342,530
Derivative liabilities recognized at grant date			7,933,435	997,193
Change in fair value of derivative liabilities	(1,641,650)		(6,951,482)	1,710,415
Fair value of warrants exercised			(45,675)	(1,769,841)
Cashless exercise on November 2021 Investor warrant	(1,533)	0
Warrant forfeited due to expiration				(1,371)
Ending balance	572,021		2,215,204	1,278,926
SeriesWarrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	1,913	80,268	80,268	315,923
Change in fair value of derivative liabilities	(1,878)		(32,680)	1,234,630
Fair value of warrants exercised			(45,675)	(1,470,285)
Ending balance	35		1,913	80,268
Series B Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance				1,371
Warrant forfeited due to expiration				(1,371)
Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	10,525	163,572	163,572	25,236
Change in fair value of derivative liabilities	(10,342)		(153,047)	138,336
Ending balance	183		10,525	163,572
August 2020 | Underwritten Public Offering Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	44,581	397,525	397,525
Derivative liabilities recognized at grant date				241,919
Change in fair value of derivative liabilities	(34,526)		(352,944)	455,162
Fair value of warrants exercised				(299,556)
Ending balance	10,055		44,581	397,525
February 2021 | Registered Direct Offering Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	65,543	$ 637,561	637,561
Derivative liabilities recognized at grant date				755,274
Change in fair value of derivative liabilities	(51,581)		(572,018)	(117,713)
Ending balance	13,962		65,543	$ 637,561
May 2021 | Registered Direct Offering Investors Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	778,488
Derivative liabilities recognized at grant date			3,313,864
Change in fair value of derivative liabilities	(589,804)		(2,535,376)
Ending balance	188,684		778,488
May 2021 | Registered Direct Offering Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	58,387
Derivative liabilities recognized at grant date			248,541
Change in fair value of derivative liabilities	(44,236)		(190,154)
Ending balance	14,151		58,387
November 2021 | Private Placement Investors Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	1,165,465
Derivative liabilities recognized at grant date			4,060,857
Change in fair value of derivative liabilities	(843,900)		(2,895,392)
Cashless exercise on November 2021 Investor warrant	(1,533)
Ending balance	320,032		1,165,465
November 2021 | Private Placement Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	90,302
Derivative liabilities recognized at grant date			310,173
Change in fair value of derivative liabilities	(65,383)		(219,871)
Ending balance	$ 24,919		$ 90,302